UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                             FORM 13(F) COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Company
Address: 200 Vesey Street
         New York, New York 10285

Form 13F File Number:      28-698

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Thomas Iseghohi
Title:     Comptroller
Phone:     212-640-2000

Signature, Place, and Date of Signing:



/s/ Thomas Iseghohi
--------------------------------------------------------------
Thomas Iseghohi          New York, New York      July 30, 2002
[Signature]              [City, State]           [Date]


Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT.

[ X ]    13F NOTICE.

[   ]    13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-139                              American Express Financial Corporation